PFM Multi-Manager Series Trust

213 Market Street

Harrisburg, PA 17101-2141

January 29, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	PFM Multi-Manager Series Trust (the “Trust”)

File Nos.: 333-220096 and 811-23282

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the Trust, each dated January 28, 2019, do not differ from that contained in the Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2019 (Accession #0001144204-19-003197).

If you have any questions, please contact me at (617) 662-3239.

Very truly yours,

/s/ Khimmara Greer

Khimmara Greer

Secretary